Earnings Per Share (Details) - Schedule of basic weighted average number of common shares - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Basic Weighted Average Number Of Common Shares Abstract
Net income	¥ 107,214,293	¥ 169,855,888
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240
Effect of dilutive share options	¥ 132,236,758	¥ 137,172,125
Dilutive weighted average number of ordinary shares	1,503,879,998	1,508,815,365
Basic earnings per share	¥ 0.08	¥ 0.12
Diluted earnings per share	¥ 0.07	¥ 0.11